Convertible Promissory Notes and Warrant Agreements (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 04, 2017	Jul. 02, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Nov. 30, 2017	Nov. 20, 2017	Jun. 30, 2017
Convertible Promissory Notes and Warrant Agreements (Textual)
Fair value of warrants risk-free interest rate							2.65%
Fair value of warrants expected volatility							50.00%
Fair value of warrants expected life							3 years 4 months 20 days
Fair value of warrants expected dividend yield							0.00%
Amortization expense									$ 340,551
Loss on convertible notes extinguishment			$ (553,447)	$ (186,220)	$ (553,447)	$ (537,134)	$ (1,314,487)		(350,914)
Amount of remained a debt discount					233,224	437,524	$ 611,020	$ 943,427	$ 1,242,031
New Warrants [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Fair value of warrants risk-free interest rate							2.94%		2.22%
Fair value of warrants expected volatility							50.00%		50.00%
Fair value of warrants expected life							5 years 2 months 16 days		5 years 4 months 17 days
Fair value of warrants expected dividend yield							0.00%		0.00%
Convertible promissory note proceeds assigned to warrants				238,864		575,435	$ 442,151		$ 336,571
Amortization expense			0	70,505	163,060	80,477	375,076		9,971
Fair value changes of warrant liability			$ 11,879	9,354	$ 18,568	8,017	$ 39,770		$ (1,337)
2016 Convertible Promissory Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Convertible notes bear interest at fixed rate							8.00%
Principal amount				1,625,120		1,625,120
Repay principal and accrued and unpaid interest earlier							Jul. 31, 2018
Gross proceeds of equity qualified financing							$ 3,000,000
Description of outstanding principal and accrued interest							If a Qualified Financing had occurred before July 31, 2018, the outstanding principal and accrued and unpaid interest on the Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of securities resulting from either the outstanding principal and accrued interest on the Convertible Notes divided by $1.80, or the outstanding principal and accrued interest on the Convertible Notes multiplied by 1.25, divided by the price paid per security in the Qualified Financing. If the Company failed to complete a Qualified Financing by July 31, 2018, the Convertible Notes would have been immediately due and payable on such date.
Description of maximum voting power of surviving entity							Change of control means a merger or consolidation with another entity in which the Company's stockholders do not own more than 50 percent of the outstanding voting power of the surviving entity or the disposition of all or substantially all of the assets of the Company.
Amount of convertible note held by warrant holder												$ 1.80
Warrants exercisable date of issuance and expire		Nov. 21, 2021
Fair value of warrants risk-free interest rate		2.65%							2.08%
Fair value of warrants expected volatility		49.80%							50.00%
Fair value of warrants expected life		3 years 4 months 20 days							3 years 10 months 21 days
Fair value of warrants expected dividend yield		0.00%							0.00%
Convertible promissory note proceeds assigned to warrants							$ 0		$ 440,919
Amortization expense									759,004
Convertible notes conversion premium							125.00%
Convertible notes conversion price per common share							$ 2.25
Debt issuance cost discount							$ 979,480
Fair value changes of warrant liability							(14,865)		259,352
Bifurcation discount related to the premium conversion liability							0		213,961
Conversion agreements, description		(i) convert the Outstanding Balance under the Convertible Notes into shares of the Company's common stock based on the Outstanding Balance divided by $1.80 per share (the "2016 Note Conversion Shares"); (ii) cancel and extinguish the Convertible Notes; and (iii) amend and restate the Warrants to make them immediately exercisable upon the conversion, at a per share exercise price equal to $1.80 per share. As consideration for the early conversion of the Convertible Notes, the Company issued each subscriber an additional new warrant (the "2016 Note Payment Warrants"), exercisable for up to the number of shares of common stock equal to the number of 2016 Note Conversion Shares received by such subscriber; at a per share exercise price of $1.80 per share.
Outstanding principal and interest							$ 1,804,064
Convertible promissory notes converted into common stock							1,002,258
Shares of common stock issuable upon exercise of warrants							2,004,516
Note payment warrants issued							$ 979,480
Warrant liability value of reclassified to equity							1,031,366
Interest on principal amount				32,502		65,005
Interest related to amortization of discounts related to bifurcation of premium derivative liability, separation of warrants, revaluation discounts and issuance costs amount				34,585		296,333
Fair value changes related to underlying premium conversion derivative amounted to benefit				(105,976)		(105,976)
Fair value changes related to underlying premium conversion derivative amounted to expense				2,666		2,666
Fair value changes related to warrant liability amounted to benefit				(130,976)		(130,976)
Fair value changes related to warrant liability amounted to expense				141,083		141,083
Unamortized discount remaining on the convertible notes		$ 11,143
2016 Convertible Promissory Notes [Member] | Private Placement [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Amortization expense									74,264
Convertible notes incurred issuance costs							$ 0		39,781
Description of convertible notes issuance costs							In connection with the Convertible Notes, the Company incurred issuance costs in the amount of $151,915, which included (i) a placement agent cash fee, which was $113,610 for the Convertible Notes issued through June 19, 2017 (ii) the obligation to issue a warrant to the placement agent (the "placement agent warrant") which would have had an exercise price of $2.00 per share of common stock with a total fair value of $4,855 on date of Convertible Note issuance, and (iii) legal expenses of $33,450.
Warrant term							5 years
Issuance costs attributed to common stock purchase warrants									38,119
2017 Convertible Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Convertible notes bear interest at fixed rate			8.00%		8.00%
Principal amount			$ 1,540,000		$ 1,540,000
Maturity date, description					Extend the maturity date from December 31, 2018 to June 30, 2019.
Gross proceeds of equity qualified financing					$ 3,000,000
Description of outstanding principal and accrued interest					If the Company consummated an equity round of financing resulting in more than $3 million in gross proceeds before June 30, 2019 (the "2017 Convertible Notes Qualified Financing"), the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in the 2017 Convertible Notes Qualified Financing equal to the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing.
Subscription agreement limit 2017 convertible notes									1,500,000
Loss on convertible notes extinguishment					$ 553,447				303,560
Fair value changes on premium debt conversion derivative							$ (333,183)		(18,428)
Convertible promissory notes converted into common stock					839,179
Shares of common stock issuable upon exercise of warrants					839,179
Issued new warrants exercisable common stock					839,179
Warrant exercise term					4 years 9 months 18 days
Interest on principal amount			20,534	20,489	$ 51,333	27,494
2017 Convertible Notes [Member] | New Warrants [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Amortization of discount to convertible notes							2,944		157
Cost of issuance					8,133		8,133
Amortization of debt issuance costs			0	376	1,431	533
2017 Convertible Notes [Member] | Private Placement [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Amortization expense							143,166		3,815
Discount amortization expense related to the bifurcated derivative			0	27,021	62,158	30,836
Fair value changes on premium debt conversion derivative			104,930	1,323	111,195	1,790	11,020		466
November 2017 [Member] | 2016 Convertible Promissory Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Amortization expense							$ 70,324		15,756
Fair value change of the amended convertible notes carrying value										$ 97,223	$ 97,223
Non-cash gain on extinguishment of debt					97,223
Discount to debt with gain on convertible note extinguishments					$ 97,223
2017 Convertible Note amendment [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Convertible notes bear interest at fixed rate							8.00%
Maturity date, description					Maturity date was moved up to December 2018 from October 2022		The Company to repay the principal and accrued and unpaid interest thereon on December 31, 2018 (the "2017 Convertible Notes Maturity Date"). If the Company consummates an equity round of financing resulting in more than $3 million in gross proceeds before December 31, 2018 (the "2017 Convertible Notes Qualified Financing"), the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes shall automatically convert into the securities issued by the Company in the 2017 Convertible Notes Qualified Financing equal to the outstanding principal and accrued interest on the 2017 Convertible Notes divided by 80% of the price per share of the securities issued by the Company in the 2017 Convertible Notes Qualified Financing.
Description of convertible notes issuance costs					Prior to the December 2017 amendment, if the Company had raised more than $3,000,000 in an equity financing before October 4, 2022, the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of such securities resulting from either (i) the outstanding principal and accrued interest on the 2017 Convertible Notes divided by $2.25 or (ii) the outstanding principal and accrued interest on the 2017 Convertible Notes multiplied by 1.25, divided by the price paid per security in such financing. The New Warrants would have also become exercisable in conjunction with the 2017 Convertible Notes Qualified Financing.
Fair value change of the amended convertible notes carrying value							$ 294,615
Loss on convertible notes extinguishment							8,945
Amortization relates to the discount attributed to the note modification in March 2018			$ 0	$ 6,432	$ 6,575	7,718
Conversion rate discount associated with the applicable stock price in an offering					80.00%
Extinguisment loss associated with the December 2017 modification						303,560
Other component of the extinguisment loss						294,615
Legal costs portion of the extinguishment loss for the Dec 2017 modification						$ 8,945
Amount of remained a debt discount					$ 27,371				27,371
Amortization related to the initial discount							$ 19,510		$ 1,286
Subscription Agreement [Member] | 2017 Convertible Notes [Member]
Convertible Promissory Notes and Warrant Agreements (Textual)
Convertible notes bear interest at fixed rate	8.00%
Percentage of outstanding voting power	50.00%
Maturity date, description	Pursuant to which the Company, in a private placement (the "Private Placement"), agreed to issue and sell to the Subscribers 8% convertible promissory notes (the "2017 Convertible Notes") and warrants (the "New Warrants") to purchase shares of the Company's capital stock in the event of a conversion event. The number of shares and pricing per share of the New Warrants are based on the underlying conversion event and are exercisable for five years commencing on the triggering conversion event. The subscription agreement, the 2017 Convertible Notes and New Warrants were amended on December 14, 2017 to move up the maturity date of the 2017 Convertible Notes from October 4, 2022 to December 31, 2018, remove subordination provisions and simplify the conversion provision of the 2017 Convertible Notes in the event of a qualified financing as described more fully below, to modify the exercise price of the New Warrants and to increase the authorized subscription amount to $1,500,000. In May 2018, the Board approved an increase in the authorized subscription amount from $1,500,000 to $2,000,000 and extended the offering period from the five month anniversary of the initial closing to the eight month anniversary of the initial closing. The initial closing of the Private Placement was consummated on October 4, 2017, and the Company entered into additional subscription agreements and issued 2017 Convertible Notes in an aggregate principal amount of $1,540,000 to the Subscribers through June 2018 when the Private Placement expired.
Description of convertible notes issuance costs	Prior to the December 2017 amendment, if the Company had raised more than $3,000,000 in an equity financing before October 4, 2022, the outstanding principal and accrued and unpaid interest on the 2017 Convertible Notes would have automatically converted into the securities issued by the Company in such financing based on the greater number of such securities resulting from either (i) the outstanding principal and accrued interest on the 2017 Convertible Notes divided by $2.25 or (ii) the outstanding principal and accrued interest on the 2017 Convertible Notes multiplied by 1.25, divided by the price paid per security in such financing. The New Warrants would have also become exercisable in conjunction with the 2017 Convertible Notes Qualified Financing.
Percentage of common stock conversion price discount	80.00%